Intangible assets and goodwill - Summary of intangible and goodwill (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible assets and goodwill
Opening balance	€ 1,607,057	€ 1,697,331
Additions	46,700
Ending balance	2,033,653	1,607,057	€ 1,697,331
Brand Names
Intangible assets and goodwill
Opening balance	7,508	3,893
Ending balance	6,122	7,508	3,893
Customer base
Intangible assets and goodwill
Opening balance	31,027	32,716
Ending balance	24,079	31,027	32,716
Licences
Intangible assets and goodwill
Opening balance	1,090,818	1,234,544
Ending balance	1,466,702	1,090,818	1,234,544
Technology
Intangible assets and goodwill
Opening balance	64,366	73,169
Ending balance	50,848	64,366	73,169
Internally-developed software
Intangible assets and goodwill
Opening balance	94,930	56,608
Additions		50,000	28,300
Impairment loss on goodwill and intangible assets	(900)
Ending balance	115,275	94,930	56,608
Goodwill
Intangible assets and goodwill
Opening balance	318,408	296,401
Ending balance	370,627	318,408	296,401
Cost
Intangible assets and goodwill
Opening balance	2,126,194	2,134,770
Additions	404,321	148,408
Additions through business combinations (Note 3)	379,179	18,821
Disposals	(32,522)	(191,265)
Disposal due to reduction in service potential	(2,848)	(4,476)
Translation adjustments	(40,688)	19,936
Ending balance	2,833,636	2,126,194	2,134,770
Cost | Brand Names
Intangible assets and goodwill
Opening balance	18,001	13,028
Additions through business combinations (Note 3)		4,810
Disposals		(70)
Translation adjustments	(378)	233
Ending balance	17,623	18,001	13,028
Cost | Customer base
Intangible assets and goodwill
Opening balance	78,726	74,575
Additions through business combinations (Note 3)		3,392
Disposals		(768)
Translation adjustments	(2,589)	1,527
Ending balance	76,137	78,726	74,575
Cost | Licences
Intangible assets and goodwill
Opening balance	1,438,672	1,534,859
Additions	353,779	96,627
Additions through business combinations (Note 3)	302,357
Disposals	(28,288)	(189,266)
Disposal due to reduction in service potential	(2,848)	(4,476)
Translation adjustments	(5,537)	928
Ending balance	2,058,135	1,438,672	1,534,859
Cost | Technology
Intangible assets and goodwill
Opening balance	116,773	111,385
Additions	3,796	1,773
Additions through business combinations (Note 3)	29	231
Disposals	(1,126)	(1,156)
Translation adjustments	(7,925)	4,540
Ending balance	111,547	116,773	111,385
Cost | Internally-developed software
Intangible assets and goodwill
Opening balance	136,908	86,525
Additions	46,746	50,008
Additions through business combinations (Note 3)	2,796
Disposals	(3,108)	(5)
Translation adjustments	(1,088)	380
Ending balance	182,254	136,908	86,525
Cost | Goodwill
Intangible assets and goodwill
Opening balance	337,114	314,398
Additions through business combinations (Note 3)	73,997	10,388
Translation adjustments	(23,171)	12,328
Ending balance	387,940	337,114	314,398
Accumulated amortization and impairment
Intangible assets and goodwill
Opening balance	(519,137)	(437,439)
Impairment loss on goodwill and intangible assets	(935)	(167)
Amortization	(320,094)	(268,165)
Disposals	32,522	191,265
Translation adjustments	7,661	(4,631)
Ending balance	(799,983)	(519,137)	(437,439)
Accumulated amortization and impairment | Brand Names
Intangible assets and goodwill
Opening balance	(10,493)	(9,135)
Amortization	(1,350)	(1,258)
Disposals		70
Translation adjustments	342	(170)
Ending balance	(11,501)	(10,493)	(9,135)
Accumulated amortization and impairment | Customer base
Intangible assets and goodwill
Opening balance	(47,699)	(41,859)
Amortization	(5,453)	(6,079)
Disposals		768
Translation adjustments	1,094	(529)
Ending balance	(52,058)	(47,699)	(41,859)
Accumulated amortization and impairment | Licences
Intangible assets and goodwill
Opening balance	(347,854)	(300,315)
Amortization	(272,649)	(236,557)
Disposals	28,288	189,266
Translation adjustments	782	(248)
Ending balance	(591,433)	(347,854)	(300,315)
Accumulated amortization and impairment | Technology
Intangible assets and goodwill
Opening balance	(52,407)	(38,216)
Impairment loss on goodwill and intangible assets		(167)
Amortization	(12,865)	(12,348)
Disposals	1,126	1,156
Translation adjustments	3,447	(2,832)
Ending balance	(60,699)	(52,407)	(38,216)
Accumulated amortization and impairment | Internally-developed software
Intangible assets and goodwill
Opening balance	(41,978)	(29,917)
Impairment loss on goodwill and intangible assets	(935)
Amortization	(27,777)	(11,923)
Disposals	3,108	5
Translation adjustments	603	(143)
Ending balance	(66,979)	(41,978)	(29,917)
Accumulated amortization and impairment | Goodwill
Intangible assets and goodwill
Opening balance	(18,706)	(17,997)
Translation adjustments	1,393	(709)
Ending balance	€ (17,313)	€ (18,706)	€ (17,997)